UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2003

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		09/6/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:		$ 75,440 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     1092    12845 SH       SOLE                    12845
ABBOTT LABORATORIES            COM              002824100     1925    41313 SH       SOLE                    41313
AMERICAN EXPRESS CO.           COM              025816109      954    19775 SH       SOLE                    19775
AMERICAN INTERNATIONAL GROUP   COM              026874107     3999    60331 SH       SOLE                    60331
BAXTER INTERNATIONAL, INC.     COM              071813109     2144    70262 SH       SOLE                    70262
BERKSHIRE HATHAWAY CL B        COM              084670207     5450     1936 SH       SOLE                     1936
BOSTON PROPERTIES INC.         COM              101121101     1318    27350 SH       SOLE                    27350
BP PLC SPON ADR                COM              055622104      808    16375 SH       SOLE                    16375
CARDINAL HEALTH, INC.          COM              14149Y108     1972    32246 SH       SOLE                    32246
CAREMARK RX INC.               COM              141705103      247     9760 SH       SOLE                     9760
CISCO SYSTEMS, INC.            COM              17275R102     2361    97448 SH       SOLE                    97448
CITIGROUP INC.                 COM              172967101     3033    62476 SH       SOLE                    62476
COCA COLA CO.                  COM              191216100      367     7225 SH       SOLE                     7225
DUKE REALTY CORP NEW           COM              264411505     1539    49655 SH       SOLE                    49655
EMERSON ELECTRIC CO.           COM              291011104     1981    30595 SH       SOLE                    30595
EQUITY OFFICE PROPERTIES TR    COM              294741103     2884   100652 SH       SOLE                   100652
ERICSSON LM TEL CO ADR CL B    COM              294821608      197    11142 SH       SOLE                    11142
EXXON MOBIL CORP.              COM              30231G102     1652    40282 SH       SOLE                    40282
FANNIE MAE (USA)COM NPV        COM              313586109     3029    40360 SH       SOLE                    40360
FIRST DATA CORPORATION         COM              319963104     1714    41715 SH       SOLE                    41715
FLEETBOSTON FINANCIAL CORP.    COM              33901A108     2175    49825 SH       SOLE                    49825
GENERAL ELECTRIC CO.           COM              369604103     3459   111660 SH       SOLE                   111660
GILLETTE CO.                   COM              375766102     1363    37100 SH       SOLE                    37100
HOME DEPOT INC.                COM              437076102     2719    76625 SH       SOLE                    76625
INTEL CORP.                    COM              458140100      210     6560 SH       SOLE                     6560
INTERNATIONAL BUSINESS MACHINE COM              459200101      234     2529 SH       SOLE                     2529
J.P. MORGAN CHASE & CO.        COM              46625h100     1283    34935 SH       SOLE                    34935
JOHNSON & JOHNSON              COM              478160104     2396    46371 SH       SOLE                    46371
KIMBERLY CLARK CORP.           COM              494368103     1402    23725 SH       SOLE                    23725
MERCK & CO. INC.               COM              589331107     2363    51141 SH       SOLE                    51141
MERRILL LYNCH & CO.            COM              590188108      437     7450 SH       SOLE                     7450
MICROSOFT CORP.                COM              594918104     2559    93490 SH       SOLE                    93490
NESTLE SPON ADR REPSTG REG SH  COM              641069406      366     5866 SH       SOLE                     5866
ORACLE SYSTEMS CORPORATION     COM              68389X105      166    12550 SH       SOLE                    12550
PEPSICO INC.                   COM              713448108     1497    32115 SH       SOLE                    32115
PFIZER, INC.                   COM              717081103     4108   116268 SH       SOLE                   116268
PROCTOR AND GAMBLE             COM              742718109     2094    20969 SH       SOLE                    20969
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804      689    13145 SH       SOLE                    13145
STATE STREET CORP.             COM              857477103      202     3880 SH       SOLE                     3880
STMICROELECTRONICS N.V.        COM              861012102      677    25075 SH       SOLE                    25075
SYSCO CORPORATION              COM              871829107     1323    35540 SH       SOLE                    35540
TELEFONICA SA SPAIN ADR        COM              879382208      436     9859 SH       SOLE                     9859
WAL MART STORES INC.           COM              931142103      700    13200 SH       SOLE                    13200
WALGREEN COMPANY               COM              931422109     3094    85045 SH       SOLE                    85045
WYETH                          COM              983024100     2198    51781 SH       SOLE                    51781
ZIMMER HOLDINGS, INC.          COM              98956p102      416     5904 SH       SOLE                     5904